Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Revenue	£ 699	£ 578	£ 180
United Kingdom [Member]
IfrsStatementLineItems [Line Items]
Revenue			4
Belgium [Member]
IfrsStatementLineItems [Line Items]
Revenue	699		114
Belgium [Member] | Continuing operations [member]
IfrsStatementLineItems [Line Items]
Revenue		578
Rest of the world [member]
IfrsStatementLineItems [Line Items]
Revenue			£ 62